Investment in Affiliates (Tables)	6 Months Ended
Jun. 30, 2015
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information - Balance Sheet Data

	June 30, 2015		December 31, 2014
Balance Sheet	Navios Midstream	Navios Europe I	Navios Midstream	Navios Europe I
Current assets	$41,926	$12,304	$31,742	$13,764
Non-current assets	$442,850	$184,830	$353,920	$190,638
Current liabilities	$6,056	$14,250	$18,113	$15,649
Non-current liabilities	$197,495	$190,675	$114,065	$191,744

Summarized Financial Information - Income Statement Data
	Three Month Period Ended June 30, 2015		Three Month Period Ended June 30, 2014
Income Statement	Navios Midstream	Navios Europe I	Navios Midstream	Navios Europe I
Revenue	$18,350	$10,765	$15,695	$8,450
Net income/(loss)	$5,394	$(1,069)	$(679)	$(2,632)

	Six Month Period Ended June 30, 2015		Six Month Period Ended June 30, 2014
Income Statement	Navios Midstream	Navios Europe I	Navios Midstream	Navios Europe I
Revenue	$35,053	$19,860	$31,352	$17,109
Net income/(loss)	$11,706	$(4,800)	$(1,416)	$(5,063)